Operating profit - Breakdown of the restructuring costs by function (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Items have been included in operating profit
Cash	£ 39	£ 175	£ 336
Non-cash	2	20	75
Restructuring costs	41	195	411
Cost of sales
Items have been included in operating profit
Restructuring costs	19	44	89
Selling, general and administration, and other operating expenses
Items have been included in operating profit
Restructuring costs	25	150	314
Research and development
Items have been included in operating profit
Restructuring costs		£ 1	£ 8
Restructuring costs, reversals	£ (3)